Artisan Emerging Markets Debt Opportunities Fund N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ARTISAN PARTNERS FUNDS INC
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Nov. 24, 2025